Interests in Other Entities (Details) - USD ($)				1 Months Ended	12 Months Ended
	Jul. 18, 2023	Mar. 27, 2023	Jan. 13, 2022	Jan. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interests in Other Entities (Details) [Line Items]
Purchase consideration	$ 14,530,000
Deposit paid		$ 1,000,000
Cash consideration					$ 7,500,000
Shares in other entities (in Shares)					500,000
Fair value per share (in Dollars per share)					$ 12.06
Ownership percentage	100.00%			16.00%
Acquired entity amount					$ 427,000
Revenue					1,477,826	$ 2,927,460	$ 2,092,575
Net loss incurred amount					1,400,000
Agreement amount			$ 7,591
Simulus Group [Member]
Interests in Other Entities (Details) [Line Items]
Revenue					663,700
Simulus Acquisition [Member]
Interests in Other Entities (Details) [Line Items]
Cash consideration paid					8,070,000.00
Cash					$ 8,500,000